Expense Example {- Fidelity Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund AMCIZ PRO-16 - Fidelity Short Duration High Income Fund	Jun. 29, 2022 USD ($)
Fidelity Advisor Short Duration High Income Fund: Class A
Expense Example:
1 year	$ 498
3 years	728
5 years	981
10 years	1,705
Fidelity Advisor Short Duration High Income Fund: Class M
Expense Example:
1 year	498
3 years	728
5 years	981
10 years	1,705
Fidelity Advisor Short Duration High Income Fund: Class C
Expense Example:
1 year	278
3 years	579
5 years	1,012
10 years	2,012
Fidelity Advisor Short Duration High Income Fund: Class I
Expense Example:
1 year	77
3 years	263
5 years	470
10 years	1,068
Fidelity Advisor Short Duration High Income Fund: Class Z
Expense Example:
1 year	67
3 years	233
5 years	417
10 years	$ 951